UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22767
First Trust Exchange-Traded Fund VII
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Shareholders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.
First Trust Alternative
Absolute Return Strategy ETF
FAAR | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Alternative Absolute Return Strategy ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Alternative Absolute Return Strategy ETF	$98	0.95%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.31% for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the Bloomberg Commodity Index, which returned 5.38% for the same Period.
This outperformance was the result of the Fund’s active management of its long and short commodity futures positions taken during the Period.
Commodities, as measured by the benchmark, rallied modestly during the Period, returning 5.38% for the Period. Underneath the relatively placid commodity returns was a large rally in the precious metals sector (25.26%), the livestock sector (20.23%), and the softs sector (32.49%). The two largest sectors by weight in the commodity market, the energy and agricultural sectors, were up 1.18% and down 3.92%, respectively. Interest rates in the short end of the curve (less than 1 year to maturity Treasuries), fell during the year as the Federal Reserve (the “Fed”) switched from a tightening policy to a loosening policy, cutting the benchmark Federal Funds target rate by 1.0% during the Period. Longer rates (> 1 year to maturity) rose on a year-over-year basis, as the consistently robust growth in gross domestic product and steady U.S. job growth numbers forestalled a more aggressive rate cutting program by the Fed.
The Fund’s top three profitable positions for the Period were cocoa, coffee, and gold. Cocoa’s value added was the largest contributor to total returns as poor weather severely impacted the 2023/2024 cocoa harvest. As a result, cocoa prices, as measured by the Bloomberg Cocoa Index, were up 340.7% in 2024. Coffee prices also surged on generally poor equatorial weather patterns rising by 87.2%, boosting Fund returns during the Period. The Fund maintained a long position in gold during the Period, benefitting from the 26.6% rise in gold prices, as measured by the Bloomberg Gold Total Return Index.
The Fund’s top three unprofitable positions were sugar, natural gas, and copper. The Bloomberg Sugar Total Return Index was up only 1.63% during the Period; however, prices traded in a broad 25% range during the Period, rallying, selling off, rallying, and then selling off again. During the Period, the Fund was both long and short sugar, and was unprofitable on both sides of the trade. Natural gas was the second largest detractor from total returns as a sharp rally in the second quarter of 2024, while the Fund was short, detracted from the Fund’s total returns. Finally, the Fund’s position in copper detracted from total return as copper rallied in the first half of the Period and then sold off in the second half of the Period. The Fund purchased copper during the first half of the Period, only to see the early gains lost during the subsequent second half of the Period sell-off.
FUND PERFORMANCE (May 18, 2016 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	Since Inception (5/18/16)
First Trust Alternative Absolute Return Strategy ETF	6.31%	6.07%	2.24%
3 Month U.S. Treasury Bills + 3%	8.48%	5.59%	5.14%
Bloomberg Commodity Index	5.38%	6.77%	3.85%
S&P 500® Index	25.02%	14.53%	15.03%
Visit  www.ftportfolios.com/etf/FAAR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$96,697,353
Total number of portfolio holdings	33
Total advisory fee paid	$1,227,751
Portfolio turnover rate	34%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total exposure of the Fund, respectively.
Fund Allocation
U.S. Government Bonds and Notes	65.0%
Money Market Funds	27.9%
Net Other Assets and Liabilities(1)	7.1%
Total	100.0%
FUTURES EXPOSURE  (2)
(1)  Includes variation margin on futures contracts.
(2)  Futures exposure is calculated on the notional value as a percentage of total notional exposure.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAAR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Global Tactical
Commodity Strategy Fund
FTGC | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the First Trust Global Tactical Commodity Strategy Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTGC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Global Tactical Commodity Strategy Fund	$100	0.95%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.71% for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the Bloomberg Commodity Index, which returned 5.38% for the same Period.
This outperformance was the result of the Fund’s active management of its commodity futures exposure versus the benchmark’s commodity futures weighting scheme during the Period.
Commodities, as measured by the benchmark, rallied modestly during the Period, returning 5.38% for the Period. Underneath the relatively placid commodity returns was a large rally in the precious metals sector (+25.26%), the livestock sector (+20.23%), and the softs sector (+32.49%). The two largest sectors by weight in the commodity market, the energy and agricultural sectors, were up 1.18% and down -3.92%, respectively. Interest rates in the short end of the curve (less than 1 year to maturity treasuries), fell during the Period as the Federal Reserve (the “Fed”) switched from a tightening policy to a loosening policy, cutting the benchmark Federal Funds target rate by 1.0% during the Period. Longer rates (> 1 year to maturity) rose on a year-over-year basis, as the consistently robust growth in gross domestic product and steady U.S. job growth numbers forestalled a more aggressive rate cutting program by the Fed.
The Fund benefitted from its exposure to the soft commodity sector, which consists of cocoa, cotton, coffee and sugar. In particular, a large rally in cocoa, up 340.72% during the Period, boosted Fund performance on an absolute and relative basis. Other beneficial Fund allocations relative to the benchmark were overweights in heating oil, gas-oil, and gasoline, all of which added relative performance to the Fund during the Period. Underweights in natural gas also boosted relative performance. Detracting from relative performance during the Period were the Fund’s allocation to copper, soymeal, WTI crude oil, and Brent crude oil. The timing of the Fund’s copper and soy-meal allocations hurt overall performance as the Fund moved to an overweight position in both commodities during the May and June time period, only to have both commodities sell off from mid-May through mid-August hurting the Fund’s performance. The Fund was, on average, underweight in WTI crude oil and Brent oil during the Period, which reduced relative returns during the Period.
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Global Tactical Commodity Strategy Fund	9.71%	9.73%	1.68%
Bloomberg Commodity Index	5.38%	6.77%	1.28%
S&P GSCI®	9.25%	7.12%	1.24%
S&P 500® Index	25.02%	14.53%	13.10%
Visit  www.ftportfolios.com/etf/FTGC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$2,211,302,610
Total number of portfolio holdings	39
Total advisory fee paid	$21,633,467
Portfolio turnover rate	29%
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total exposure of the Fund, respectively.
Fund Allocation
U.S. Government Bonds and Notes	48.3%
U.S. Treasury Bills	2.3%
Money Market Funds	39.4%
Net Other Assets and Liabilities(1)	10.0%
Total	100.0%
FUTURES EXPOSURE  (2)
(1)  Includes variation margin on futures contracts.
(2)  Futures exposure is calculated on the notional value as a percentage of total notional exposure.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTGC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Exchange-Traded Fund VII (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $58,000 for the fiscal year ended 2023 and $52,000 for the fiscal year ended 2024.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $42,000 for the fiscal year ended 2023 and $31,000 for the fiscal year ended 2024.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor and distributor were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

These fees were for tax consultation and/or tax return preparation.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2023 were $42,000 for the Registrant, $44,000 for the Registrant’s investment advisor and $60,500 for the Registrant’s distributor; and for the fiscal year ended 2024 were $31,000 for the Registrant, $28,080 for the Registrant’s investment advisor and $32,400 for the Registrant’s distributor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable to the Registrant.

(j) Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the annual financial statements required, and for the periods specified, by Regulation S-X.

Annual Consolidated Financial Statements and Other Information
For the Year Ended December 31, 2024

First Trust Exchange-Traded Fund VII

First Trust Global Tactical Commodity Strategy Fund (FTGC)

Table of Contents
First Trust Global Tactical Commodity Strategy Fund (FTGC)
Annual Consolidated Financial Statements and Other Information
December 31, 2024
Performance and Risk Disclosure
There is no assurance that First Trust Global Tactical Commodity Strategy Fund (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments
December 31, 2024

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 48.3%
$170,000,000	U.S. Treasury Note	0.50%	03/31/25	$168,489,485
150,000,000	U.S. Treasury Note	0.25%	06/30/25	147,137,518
185,000,000	U.S. Treasury Note	0.25%	09/30/25	179,635,411
320,000,000	U.S. Treasury Note	0.38%	11/30/25	309,038,170
275,000,000	U.S. Treasury Note	0.75%	03/31/26	263,448,705
	Total U.S. Government Bonds and Notes			1,067,749,289
	(Cost $1,065,420,543)
U.S. TREASURY BILLS — 2.3%
50,000,000	U.S. Treasury Bill	(a)	01/16/25	49,917,738
	(Cost $49,906,469)

Shares	Description	Value
MONEY MARKET FUNDS — 39.4%
436,084,307	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (b)	436,084,307
436,084,308	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.37% (b)	436,084,308
	Total Money Market Funds	872,168,615
	(Cost $872,168,615)

	Total Investments — 90.0%	1,989,835,642
	(Cost $1,987,495,627)
	Net Other Assets and Liabilities — 10.0%	221,466,968
	Net Assets — 100.0%	$2,211,302,610
Futures Contracts at December 31, 2024 (See Note 2C - Futures Contracts in the Notes to Consolidated Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	1,960	Jan-2025	$146,294,400	$3,952,916
Cattle Feeder Futures	83	Mar-2025	10,913,462	233,226
Cocoa Futures	358	Mar-2025	41,796,500	18,471,592
Cocoa Futures	207	May-2025	22,852,800	9,038,420
Coffee “C” Futures	1,020	Mar-2025	122,304,375	23,251,929
Copper Futures	985	Mar-2025	99,152,562	(8,494,362)
Corn Futures	2,720	Mar-2025	62,356,000	3,273,349
Cotton No. 2 Futures	465	Mar-2025	15,903,000	(792,646)
Gasoline RBOB Futures	1,422	Jan-2025	119,997,461	1,290,285
Gasoline RBOB Futures	610	Feb-2025	51,985,542	1,187,308
Gold 100 Oz. Futures	928	Feb-2025	245,084,800	(7,278,250)
Kansas City Hard Red Winter Wheat Futures	654	Mar-2025	18,287,475	(784,538)
Lean Hogs Futures	843	Feb-2025	27,414,360	(585,635)
Live Cattle Futures	462	Feb-2025	35,407,680	1,145,427
LME Aluminum Futures	1,011	Mar-2025	64,576,867	(2,237,033)
LME Lead Futures	318	Mar-2025	15,487,713	(554,657)
LME Nickel Futures	519	Mar-2025	47,654,601	(1,726,550)
LME Zinc Futures	638	Mar-2025	47,536,423	(204,490)
Low Sulphur Gasoil “G” Futures	1,652	Feb-2025	114,277,100	3,196,340
Low Sulphur Gasoil “G” Futures	458	Mar-2025	31,510,400	1,003,226
Natural Gas Futures	3,567	Jan-2025	129,589,110	19,864,107
See Notes to Consolidated Financial Statements

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments (Continued)
December 31, 2024
Futures Contracts at December 31, 2024 (Continued):
Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
NY Harbor ULSD Futures	614	Jan-2025	$59,735,323	$2,697,312
NY Harbor ULSD Futures	185	Feb-2025	17,827,488	(145,190)
Silver Futures	913	Mar-2025	133,489,730	(12,476,691)
Soybean Futures	1,588	Mar-2025	80,233,700	1,208,159
Soybean Meal Futures	2,155	Mar-2025	68,291,950	4,484,999
Soybean Oil Futures	1,666	Mar-2025	40,343,856	(2,271,502)
Sugar #11 (World) Futures	4,239	Feb-2025	91,440,317	(10,133,676)
Wheat Futures	1,335	Mar-2025	36,812,625	(2,009,040)
WTI Crude Futures	963	Jan-2025	69,066,360	4,486,852
WTI Crude Futures	1,035	Feb-2025	73,743,750	1,387,556
		Total	$2,141,367,730	$50,478,743

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of December 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

ASSETS TABLE
	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$1,067,749,289	$—	$1,067,749,289	$—
U.S. Treasury Bills	49,917,738	—	49,917,738	—
Money Market Funds	872,168,615	872,168,615	—	—
Total Investments	1,989,835,642	872,168,615	1,117,667,027	—
Futures Contracts*	100,816,027	100,816,027	—	—
Total	$2,090,651,669	$972,984,642	$1,117,667,027	$—

LIABILITIES TABLE
	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts*	$(50,337,284)	$(50,337,284)	$—	$—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Statement of Assets and Liabilities
December 31, 2024

ASSETS:
Investments, at value	$1,989,835,642
Cash	1,625,401
Cash segregated as collateral	217,996,845
Receivables:
Dividends	4,140,045
Interest	968,824
Total Assets	2,214,566,757

LIABILITIES:
Payables:
Investment advisory fees	1,767,694
Variation margin	1,496,453
Total Liabilities	3,264,147
NET ASSETS	$2,211,302,610

NET ASSETS consist of:
Paid-in capital	$2,168,942,386
Par value	925,033
Accumulated distributable earnings (loss)	41,435,191
NET ASSETS	$2,211,302,610
NET ASSET VALUE, per share	$23.91
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	92,503,334
Investments, at cost	$1,987,495,627
See Notes to Consolidated Financial Statements

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Statement of Operations
For the Year Ended December 31, 2024

INVESTMENT INCOME:
Interest	$68,985,894
Dividends	43,723,488
Total investment income	112,709,382

EXPENSES:
Investment advisory fees	21,633,467
Total expenses	21,633,467
NET INVESTMENT INCOME (LOSS)	91,075,915

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on futures contracts	11,881,135
Net change in unrealized appreciation (depreciation) on:
Investments	(2,628,988)
Futures contracts	101,475,752
Net change in unrealized appreciation (depreciation)	98,846,764
NET REALIZED AND UNREALIZED GAIN (LOSS)	110,727,899
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$201,803,814
See Notes to Consolidated Financial Statements

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Statements of Changes in Net Assets

	Year Ended 12/31/2024	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$91,075,915	$108,201,044
Net realized gain (loss)	11,881,135	(164,541,262)
Net change in unrealized appreciation (depreciation)	98,846,764	(117,530,484)
Net increase (decrease) in net assets resulting from operations	201,803,814	(173,870,702)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(69,684,282)	(86,724,096)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	186,663,327	430,212,741
Cost of shares redeemed	(512,521,008)	(1,140,520,073)
Net increase (decrease) in net assets resulting from shareholder transactions	(325,857,681)	(710,307,332)
Total increase (decrease) in net assets	(193,738,149)	(970,902,130)

NET ASSETS:
Beginning of period	2,405,040,759	3,375,942,889
End of period	$2,211,302,610	$2,405,040,759

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	107,053,334	138,203,334
Shares sold	7,800,000	18,200,000
Shares redeemed	(22,350,000)	(49,350,000)
Shares outstanding, end of period	92,503,334	107,053,334
See Notes to Consolidated Financial Statements

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Financial Highlights
For a share outstanding throughout each period

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$22.47	$24.43	$23.02	$19.27	$18.94
Income from investment operations:
Net investment income (loss)	0.94 (a)	0.90 (a)	0.13 (a)	(0.22) (a)	(0.14)
Net realized and unrealized gain (loss)	1.23	(2.11)	3.82	5.63	0.47
Total from investment operations	2.17	(1.21)	3.95	5.41	0.33
Distributions paid to shareholders from:
Net investment income	(0.73)	(0.75)	(2.54)	(1.66)	—
Net asset value, end of period	$23.91	$22.47	$24.43	$23.02	$19.27
Total return (b)	9.71%	(5.01)%	17.14%	28.09%	1.74%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,211,303	$2,405,041	$3,375,943	$1,979,385	$238,039
Ratio of total expenses to average net assets	0.95% (c)	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	4.00% (c)	3.80%	0.48%	(0.94)%	(0.54)%
Portfolio turnover rate (d)	29%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
First Trust Global Tactical Commodity Strategy Fund (FTGC)
December 31, 2024

1. Organization
First Trust Exchange-Traded Fund VII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on November 6, 2012, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Global Tactical Commodity Strategy Fund (the “Fund”), a diversified series of the Trust, which trades under the ticker “FTGC” on Nasdaq, Inc. and commenced operations on October 22, 2013. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund seeks to provide total return by providing investors with commodity exposure while seeking a relatively stable risk profile. The Fund seeks to achieve attractive risk adjusted returns by investing in commodity futures contracts, exchange-traded commodity linked instruments, and commodity linked total return swaps (collectively, “Commodities Instruments”) through a wholly-owned subsidiary of the Fund, FT Cayman Subsidiary II, organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund will not invest directly in Commodities Instruments. The Fund expects to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund will invest up to 25% of its total assets in the Subsidiary. As of December 31, 2024, the Fund invested 20.12% of the Fund’s total assets in the Subsidiary. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund’s investments are valued as follows:
Exchange-traded futures contracts are valued at the end of the day settlement price.
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Shares of open-end funds are valued based on NAV per share.
If the Fund’s investments are not able to be priced by pre-established pricing methods, such investments may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.

Notes to Consolidated Financial Statements (Continued)
First Trust Global Tactical Commodity Strategy Fund (FTGC)
December 31, 2024
Valuing the Fund’s holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary’s holdings will be valued in the same manner as the Fund’s holdings.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of December 31, 2024, is included with the Fund’s Consolidated Portfolio of Investments.
B. Investment Transactions and Investment Income
Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Futures Contracts
The Fund, through the Subsidiary, may purchase and sell exchange-listed commodity contracts. When the Subsidiary purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity) at a specified future date. When the Subsidiary sells or shorts a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity) at a specified future date. The price at which the purchase and sale will take place is fixed when the Subsidiary enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as collateral with the clearing broker and, in turn, with the exchange clearing corporation. Open futures contracts can be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Subsidiary is not able to enter into an offsetting transaction, the Subsidiary will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Subsidiary records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Consolidated Statement of Operations.
Exchange-listed commodity futures contracts are generally based upon commodities within the six principal commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the “convenience yield”). To the extent that these storage costs change for an underlying commodity while the Subsidiary is in a long position on that commodity, the value of the futures contract may change proportionately.
Upon entering into a futures contract, the Subsidiary must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the

Notes to Consolidated Financial Statements (Continued)
First Trust Global Tactical Commodity Strategy Fund (FTGC)
December 31, 2024
Consolidated Statement of Operations. This daily fluctuation in value of the contracts is also known as variation margin and is included as “Variation margin” payable or receivable on the Consolidated Statement of Assets and Liabilities.
When the Subsidiary purchases or sells a futures contract, the Subsidiary is required to collateralize its position in order to limit the risk associated with the use of leverage and other related risks. To collateralize its position, the Subsidiary segregates assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the unrealized depreciation of the futures contract or otherwise collateralize its position in a manner consistent with the 1940 Act or the 1940 Act Rules and SEC interpretations thereunder. As the Subsidiary continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which the Subsidiary may undertake and on the potential increase in the speculative character of the Subsidiary’s outstanding portfolio investments. Additionally, such segregated assets generally ensure the availability of adequate funds to meet the obligations of the Subsidiary arising from such investment activities.
D. Cash
The Fund holds assets equal to or greater than the full notional exposure of the futures contracts. These assets may consist of cash and other short-term securities to comply with SEC guidance with respect to coverage of futures contracts by registered investment companies. At December 31, 2024, the Fund had restricted cash held of $217,996,845, which is included in “Cash segregated as collateral” on the Consolidated Statement of Assets and Liabilities.
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal years ended December 31, 2024 and 2023 was as follows:

Distributions paid from:	2024	2023
Ordinary income	$69,684,282	$86,724,096
Capital gains	—	—
Return of capital	—	—
As of December 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$1,167,800
Accumulated capital and other gain (loss)	13,056,360
Net unrealized appreciation (depreciation)	39,701,941
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Notes to Consolidated Financial Statements (Continued)
First Trust Global Tactical Commodity Strategy Fund (FTGC)
December 31, 2024
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of December 31, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s consolidated financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2024, for federal income tax purposes, the Fund had $60,457 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) and net unrealized appreciation (depreciation)) on the Consolidated Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss). These adjustments are primarily due to the difference between book and tax treatment of net investment income from the Subsidiary. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2024, the adjustments for the Fund were as follows:

Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$11,881,135	$(11,881,135)	$—
As of December 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,000,612,444	$103,965,473	$(64,263,532)	$39,701,941
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Notes to Consolidated Financial Statements (Continued)
First Trust Global Tactical Commodity Strategy Fund (FTGC)
December 31, 2024
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the Fund’s and the Subsidiary’s investment portfolios, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s and the Subsidiary’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, license fees, if any, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, acquired fund fees and expenses, if any, and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion	0.85500%
The Subsidiary does not pay First Trust a separate management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the fiscal year ended December 31, 2024, were $398,794,393 and $0, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the fiscal year ended December 31, 2024 were $325,000,000 and $0, respectively.
For the fiscal year ended December 31, 2024, the Fund had no in-kind transactions.

Notes to Consolidated Financial Statements (Continued)
First Trust Global Tactical Commodity Strategy Fund (FTGC)
December 31, 2024
5. Derivative Transactions
The following table presents the types of derivatives held by the Subsidiary at December 31, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value
Futures contracts	Commodity Risk	Unrealized appreciation on futures contracts*	$100,816,027	Unrealized depreciation on futures contracts*	$50,337,284

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Consolidated Portfolio of Investments.
Only the current day’s variation margin is presented on the Consolidated Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal year ended December 31, 2024, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Consolidated Statement of Operations Location
Commodity Risk Exposure
Net realized gain (loss) on futures contracts	$11,881,135
Net change in unrealized appreciation (depreciation) on futures contracts	101,475,752
The average notional value of futures contracts outstanding during the fiscal year ended December 31, 2024, which is indicative of the volume of this derivative type, was $2,207,331,306.
The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Consolidated Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number

Notes to Consolidated Financial Statements (Continued)
First Trust Global Tactical Commodity Strategy Fund (FTGC)
December 31, 2024
of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2026.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VII:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of First Trust Global Tactical Commodity Strategy Fund (the “Fund”), one of the funds constituting the First Trust Exchange-Traded Fund VII, as of December 31, 2024, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
February 24, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Global Tactical Commodity Strategy Fund (FTGC)
December 31, 2024 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the fiscal year ended December 31, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the fiscal year ended December 31, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Consolidated Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain funds it manages, including First Trust Global Tactical Commodity Strategy Fund (the “Fund”), in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2024, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Fund is $3,391,293. This figure is comprised of $196,852 paid (or to be paid) in fixed compensation and $3,194,441 paid (or to be paid) in variable compensation. There were a total of 26 beneficiaries of the remuneration described above. Those amounts include $497,206 paid (or to be paid) to senior management of First Trust Advisors L.P. and $2,894,087 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Fund (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Fund.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.

Other Information (Continued)
First Trust Global Tactical Commodity Strategy Fund (FTGC)
December 31, 2024 (Unaudited)
Federal Tax Information
For the taxable year ended December 31, 2024, the following percentages of income dividends paid by the Fund qualify for the dividends received deduction available to corporations and are hereby designated as qualified dividend income:

Dividends Received Deduction	Qualified Dividend Income
0.00%	0.00%
Distributions paid to foreign shareholders during the Fund’s fiscal year ended December 31, 2024 that were properly designated by the Fund as “interest-related dividends” or “short-term capital gain dividends,” may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.

Annual Consolidated Financial Statements and Other Information
For the Year Ended December 31, 2024

First Trust Exchange-Traded Fund VII

First Trust Alternative Absolute Return Strategy ETF (FAAR)

Table of Contents
First Trust Alternative Absolute Return Strategy ETF (FAAR)
Annual Consolidated Financial Statements and Other Information
December 31, 2024
Performance and Risk Disclosure
There is no assurance that First Trust Alternative Absolute Return Strategy ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments
December 31, 2024

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 65.0%
$12,000,000	U.S. Treasury Note	0.25%	06/30/25	$11,771,001
13,000,000	U.S. Treasury Note	0.25%	09/30/25	12,623,029
24,000,000	U.S. Treasury Note	0.38%	11/30/25	23,177,863
16,000,000	U.S. Treasury Note	0.75%	03/31/26	15,327,925
	Total U.S. Government Bonds and Notes			62,899,818
	(Cost $62,777,863)

Shares	Description	Value
MONEY MARKET FUNDS — 27.9%
13,481,752	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (a)	13,481,752
13,481,752	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.37% (a)	13,481,752
	Total Money Market Funds	26,963,504
	(Cost $26,963,504)

	Total Investments — 92.9%	89,863,322
	(Cost $89,741,367)
	Net Other Assets and Liabilities — 7.1%	6,834,031
	Net Assets — 100.0%	$96,697,353
Futures Contracts at December 31, 2024 (See Note 2C - Futures Contracts in the Notes to Consolidated Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	131	Jan-2025	$9,777,840	$420,707
Cattle Feeder Futures	7	Mar-2025	920,412	18,731
Cocoa Futures	16	Mar-2025	1,868,000	838,206
Cocoa Futures	8	May-2025	883,200	323,908
Coffee “C” Futures	47	Mar-2025	5,635,594	726,249
Copper Futures	12	Mar-2025	1,207,950	(51,894)
Corn Futures	263	Mar-2025	6,029,275	328,037
Gasoline RBOB Futures	77	Jan-2025	6,497,753	239,584
Gold 100 Oz. Futures	20	Feb-2025	5,282,000	(134,591)
Lean Hogs Futures	67	Feb-2025	2,178,840	(139,400)
Live Cattle Futures	47	Feb-2025	3,602,080	89,450
LME Zinc Futures	26	Mar-2025	1,937,221	(93,166)
Low Sulphur Gasoil “G” Futures	107	Feb-2025	7,401,725	106,153
Silver Futures	23	Mar-2025	3,362,830	(255,803)
Soybean Futures	86	Mar-2025	4,345,150	45,166
Sugar #11 (World) Futures	118	Feb-2025	2,545,401	(353,578)
WTI Crude Futures	124	Feb-2025	8,835,000	26,573
			$72,310,271	$2,134,332

Futures Contracts Short
Cotton No. 2 Futures	181	Mar-2025	$(6,190,200)	$301,201
Kansas City Hard Red Winter Wheat Futures	200	Mar-2025	(5,592,500)	(132,829)
LME Aluminium Futures	21	Mar-2025	(1,341,359)	6,965
LME Lead Futures	47	Mar-2025	(2,289,064)	70,855
LME Nickel Futures	24	Mar-2025	(2,203,681)	109,014
Natural Gas Futures	54	Jan-2025	(1,961,820)	(363,452)
NY Harbor ULSD Futures	7	Jan-2025	(681,022)	(53,085)
See Notes to Consolidated Financial Statements

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments (Continued)
December 31, 2024
Futures Contracts at December 31, 2024 (Continued):
Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Soybean Meal Futures	132	Mar-2025	$(4,183,080)	$(317,632)
Soybean Oil Futures	95	Mar-2025	(2,300,520)	18,896
Wheat Futures	204	Mar-2025	(5,625,300)	141,105
			$(32,368,546)	$(218,962)
		Total	$39,941,725	$1,915,370

(a)	Rate shown reflects yield as of December 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

ASSETS TABLE
	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$62,899,818	$—	$62,899,818	$—
Money Market Funds	26,963,504	26,963,504	—	—
Total Investments	89,863,322	26,963,504	62,899,818	—
Futures Contracts*	3,810,800	3,810,800	—	—
Total	$93,674,122	$30,774,304	$62,899,818	$—

LIABILITIES TABLE
	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts*	$(1,895,430)	$(1,895,430)	$—	$—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Statement of Assets and Liabilities
December 31, 2024

ASSETS:
Investments, at value	$89,863,322
Cash segregated as collateral	6,353,046
Receivables:
Variation margin	314,115
Dividends	199,053
Interest	46,958
Total Assets	96,776,494

LIABILITIES:
Investment advisory fees payable	79,141
Total Liabilities	79,141
NET ASSETS	$96,697,353

NET ASSETS consist of:
Paid-in capital	$95,363,777
Par value	34,500
Accumulated distributable earnings (loss)	1,299,076
NET ASSETS	$96,697,353
NET ASSET VALUE, per share	$28.03
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,450,002
Investments, at cost	$89,741,367
See Notes to Consolidated Financial Statements

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Statement of Operations
For the Year Ended December 31, 2024

INVESTMENT INCOME:
Interest	$4,167,200
Dividends	2,218,748
Total investment income	6,385,948

EXPENSES:
Investment advisory fees	1,227,751
Total expenses	1,227,751
NET INVESTMENT INCOME (LOSS)	5,158,197

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	25,242
Futures contracts	320,882
Net realized gain (loss)	346,124
Net change in unrealized appreciation (depreciation) on:
Investments	(272,241)
Futures contracts	3,440,518
Net change in unrealized appreciation (depreciation)	3,168,277
NET REALIZED AND UNREALIZED GAIN (LOSS)	3,514,401
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,672,598
See Notes to Consolidated Financial Statements

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Statements of Changes in Net Assets

	Year Ended 12/31/2024	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$5,158,197	$6,862,322
Net realized gain (loss)	346,124	(12,644,435)
Net change in unrealized appreciation (depreciation)	3,168,277	(4,775,572)
Net increase (decrease) in net assets resulting from operations	8,672,598	(10,557,685)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(4,142,557)	(5,353,372)
Return of capital	(44,405)	—
Total distributions to shareholders	(4,186,962)	(5,353,372)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	20,118,982	5,798,426
Cost of shares redeemed	(84,775,509)	(40,573,915)
Net increase (decrease) in net assets resulting from shareholder transactions	(64,656,527)	(34,775,489)
Total increase (decrease) in net assets	(60,170,891)	(50,686,546)

NET ASSETS:
Beginning of period	156,868,244	207,554,790
End of period	$96,697,353	$156,868,244

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	5,750,002	6,950,002
Shares sold	700,000	200,000
Shares redeemed	(3,000,000)	(1,400,000)
Shares outstanding, end of period	3,450,002	5,750,002
See Notes to Consolidated Financial Statements

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Financial Highlights
For a share outstanding throughout each period

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.28	$29.86	$28.72	$26.95	$25.88
Income from investment operations:
Net investment income (loss) (a)	1.13	1.09	0.20	(0.28)	(0.18)
Net realized and unrealized gain (loss)	0.59	(2.80)	2.68	3.92	2.08
Total from investment operations	1.72	(1.71)	2.88	3.64	1.90
Distributions paid to shareholders from:
Net investment income	(0.96)	(0.87)	(1.74)	(1.87)	(0.83)
Net realized gain	(0.00) (b)	—	—	—	—
Return of capital	(0.01)	—	—	—	—
Total distributions	(0.97)	(0.87)	(1.74)	(1.87)	(0.83)
Net asset value, end of period	$28.03	$27.28	$29.86	$28.72	$26.95
Total return (c)	6.31%	(5.79)%	10.02%	13.49%	7.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$96,697	$156,868	$207,555	$117,768	$59,298
Ratio of total expenses to average net assets	0.95% (d)	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	3.99% (d)	3.76%	0.61%	(0.95)%	(0.68)%
Portfolio turnover rate (e)	34%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.01.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
First Trust Alternative Absolute Return Strategy ETF (FAAR)
December 31, 2024

1. Organization
First Trust Exchange-Traded Fund VII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on November 6, 2012, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Alternative Absolute Return Strategy ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FAAR” on Nasdaq, Inc. and commenced operations on May 18, 2016. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund seeks to provide investors with long-term total return. The Fund seeks to achieve long-term total return through long and short investments in exchange-traded commodity futures contracts (“Commodity Futures”) through a wholly-owned subsidiary of the Fund, FT Cayman Subsidiary III, organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund does not invest directly in Commodity Futures. The Fund gains exposure to these investments exclusively by investing in the Subsidiary. The Fund will invest up to 25% of its total assets in the Subsidiary. As of December 31, 2024, the Fund invested 22.18% of the Fund’s total assets in the Subsidiary. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund’s investments are valued as follows:
Exchange-traded futures contracts are valued at the end of the day settlement price.
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Shares of open-end funds are valued based on NAV per share.
If the Fund’s investments are not able to be priced by pre-established pricing methods, such investments may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.

Notes to Consolidated Financial Statements (Continued)
First Trust Alternative Absolute Return Strategy ETF (FAAR)
December 31, 2024
Valuing the Fund’s holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary’s holdings will be valued in the same manner as the Fund’s holdings.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of December 31, 2024, is included with the Fund’s Consolidated Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Futures Contracts
The Fund, through the Subsidiary, may purchase and sell exchange-listed commodity contracts. When the Subsidiary purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity) at a specified future date. When the Subsidiary sells or shorts a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity) at a specified future date. The price at which the purchase and sale will take place is fixed when the Subsidiary enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as collateral with the clearing broker and, in turn, with the exchange clearing corporation. Open futures contracts can be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Subsidiary is not able to enter into an offsetting transaction, the Subsidiary will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Subsidiary records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Consolidated Statement of Operations.
Exchange-listed commodity futures contracts are generally based upon commodities within the five principal commodity groups: energy, industrial metals, agriculture, precious metals, and livestock. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the “convenience yield”). To the extent that these storage costs change for an underlying commodity while the Subsidiary is in a long position on that commodity, the value of the futures contract may change proportionately.
Upon entering into a futures contract, the Subsidiary must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the

Notes to Consolidated Financial Statements (Continued)
First Trust Alternative Absolute Return Strategy ETF (FAAR)
December 31, 2024
Consolidated Statement of Operations. This daily fluctuation in value of the contracts is also known as variation margin and is included as “Variation margin” payable or receivable on the Consolidated Statement of Assets and Liabilities.
When the Subsidiary purchases or sells a futures contract, the Subsidiary is required to collateralize its position in order to limit the risk associated with the use of leverage and other related risks. To collateralize its position, the Subsidiary segregates assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the unrealized depreciation of the futures contract or otherwise collateralize its position in a manner consistent with the 1940 Act or the 1940 Act Rules and SEC interpretations thereunder. As the Subsidiary continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which the Subsidiary may undertake and on the potential increase in the speculative character of the Subsidiary’s outstanding portfolio investments. Additionally, such segregated assets generally ensure the availability of adequate funds to meet the obligations of the Subsidiary arising from such investment activities.
D. Cash
The Fund holds assets equal to or greater than the full notional exposure of the futures contracts. These assets may consist of cash and other short-term securities to comply with SEC guidance with respect to coverage of futures contracts by registered investment companies. At December 31, 2024, the Fund had restricted cash held of $6,353,046, which is included in “Cash segregated as collateral” on the Consolidated Statement of Assets and Liabilities.
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal years ended December 31, 2024 and 2023 was as follows:

Distributions paid from:	2024	2023
Ordinary income	$4,123,921	$5,353,372
Capital gains	18,636	—
Return of capital	44,405	—
As of December 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	1,047,110
Net unrealized appreciation (depreciation)	990,215
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Notes to Consolidated Financial Statements (Continued)
First Trust Alternative Absolute Return Strategy ETF (FAAR)
December 31, 2024
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of December 31, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s consolidated financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2024, for federal income tax purposes, the Fund had no non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains.
During the fiscal year ended December 31, 2024, the Fund utilized $6,503 of non-expiring capital loss carryforwards.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) and net unrealized appreciation (depreciation)) on the Consolidated Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss). These adjustments are primarily due to the difference between book and tax treatment of net investment income from the Subsidiary. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2024, the adjustments for the Fund were as follows:

Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$339,621	$(339,621)	$—
As of December 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$90,788,477	$4,038,158	$(3,047,943)	$990,215
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Notes to Consolidated Financial Statements (Continued)
First Trust Alternative Absolute Return Strategy ETF (FAAR)
December 31, 2024
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the Fund’s and the Subsidiary’s investment portfolios, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s and the Subsidiary’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, license fees, if any and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, acquired fund fees and expenses, if any, and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion	0.85500%
The Subsidiary does not pay First Trust a separate management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the fiscal year ended December 31, 2024, were $26,413,453 and $0, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the fiscal year ended December 31, 2024 were $35,803,513 and $0, respectively.
For the fiscal year ended December 31, 2024, the Fund had no in-kind transactions.

Notes to Consolidated Financial Statements (Continued)
First Trust Alternative Absolute Return Strategy ETF (FAAR)
December 31, 2024
5. Derivative Transactions
The following table presents the types of derivatives held by the Subsidiary at December 31, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value
Futures contracts	Commodity Risk	Unrealized appreciation on futures contracts*	$3,810,800	Unrealized depreciation on futures contracts*	$1,895,430

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Consolidated Portfolio of Investments.
Only the current day’s variation margin is presented on the Consolidated Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal year ended December 31, 2024, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Consolidated Statement of Operations Location
Commodity Risk Exposure
Net realized gain (loss) on futures contracts	$320,882
Net change in unrealized appreciation (depreciation) on futures contracts	3,440,518
The average notional value of futures contracts outstanding during the fiscal year ended December 31, 2024, which is indicative of the volume of this derivative type, was $124,627,951.
The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Consolidated Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number

Notes to Consolidated Financial Statements (Continued)
First Trust Alternative Absolute Return Strategy ETF (FAAR)
December 31, 2024
of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2026.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VII:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of First Trust Alternative Absolute Return Strategy ETF (the “Fund”), one of the funds constituting the First Trust Exchange-Traded Fund VII, as of December 31, 2024, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
February 24, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Alternative Absolute Return Strategy ETF (FAAR)
December 31, 2024 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the fiscal year ended December 31, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the fiscal year ended December 31, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Consolidated Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain funds it manages, including First Trust Alternative Absolute Return Strategy ETF (the “Fund”), in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2024, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Fund is $192,464. This figure is comprised of $11,172 paid (or to be paid) in fixed compensation and $181,292 paid (or to be paid) in variable compensation. There were a total of 26 beneficiaries of the remuneration described above. Those amounts include $28,218 paid (or to be paid) to senior management of First Trust Advisors L.P. and $164,246 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Fund (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Fund.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.

Other Information (Continued)
First Trust Alternative Absolute Return Strategy ETF (FAAR)
December 31, 2024 (Unaudited)
Federal Tax Information
For the taxable year ended December 31, 2024, the following percentages of income dividends paid by the Fund qualify for the dividends received deduction available to corporations and are hereby designated as qualified dividend income:

Dividends Received Deduction	Qualified Dividend Income
0.00%	0.00%
Distributions paid to foreign shareholders during the Fund’s fiscal year ended December 31, 2024 that were properly designated by the Fund as “interest-related dividends” or “short-term capital gain dividends,” may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.
For the fiscal year ended December 31, 2024, the amount of long-term capital gain distributions designated by the Fund was $18,636, which is taxable at the applicable capital gain tax rates for federal income tax purposes.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This statement is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VII
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 7, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	March 7, 2025

* Print the name and title of each signing officer under his or her signature.